Tax (Tables)	12 Months Ended
Dec. 31, 2022
Details of current and deferred taxes
Details of current and deferred taxes
in	2022	2021	2020
Current and deferred taxes (CHF million)
Switzerland	314	316	163
Foreign	(76)	485	204
Current income tax expense	238	801	367
Switzerland	120	222	450
Foreign	3,690	3	(16)
Deferred income tax expense	3,810	225	434
Income tax expense	4,048	1,026	801
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(266)	(63)	25
Cumulative translation adjustment	(10)	4	0
Unrealized gains/(losses) on debt securities	(9)	0	(6)
Actuarial gains/(losses)	(34)	228	(18)
Net prior service credit/(cost)	(35)	(23)	(33)
Share-based compensation and treasury shares	(4)	(4)	(4)

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2022	2021	2020
Income/(loss) before taxes (CHF million)
Switzerland	(988)	257	1,770
Foreign	(2,270)	(857)	1,697
Income/(loss) before taxes	(3,258)	(600)	3,467
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	(603)	(111)	693
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(93)	370	(62)
Non-deductible amortization of other intangible assets and goodwill impairment	0	(300)	0
Other non-deductible expenses	306	386	254
Additional taxable income	4	15	8
Lower taxed income	(147)	(146)	(234)
(Income)/loss taxable to noncontrolling interests	11	11	18
Changes in tax law and rates	23	(33)	(6)
Changes in deferred tax valuation allowance	4,545	621	322
Change in recognition of outside basis difference	(2)	2	(9)
(Windfall tax benefits) /shortfall tax charges on share-based compensation	84	37	76
Other	(80)	174	(259)
Income tax expense	4,048	1,026	801
1 The statutory tax rate was 18.5% in 2022 and 2021 and 20% in 2020.

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2022	2021
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	654	844
Loans	1,151	485
Investment securities	992	1,257
Provisions	648	1,358
Leases	357	367
Derivatives	184	58
Real estate	241	258
Net operating loss carry-forwards	9,435	7,120
Goodwill and intangible assets	67	135
Other	437	171
Gross deferred tax assets before valuation allowance	14,166	12,053
Less valuation allowance	(10,208)	(6,072)
Gross deferred tax assets net of valuation allowance	3,958	5,981
Compensation and benefits	(878)	(973)
Loans	(2,298)	(305)
Investment securities	(744)	(722)
Provisions	(282)	(298)
Leases	(351)	(358)
Derivatives	(286)	(218)
Real estate	(46)	(46)
Other	(146)	(108)
Gross deferred tax liabilities	(5,031)	(3,028)
Net deferred tax assets/(liabilities)	(1,073)	2,953
of which deferred tax assets	305	3,707
of which net operating losses	141	881
of which deductible temporary differences	164	2,826
of which deferred tax liabilities	(1,378)	(754)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2022	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	4,081
Due to expire within 2 to 5 years	4,772
Due to expire within 6 to 10 years	12,780
Due to expire within 11 to 20 years	9,118
Amount due to expire	30,751
Amount not due to expire	24,834
Total net operating loss carry-forwards	55,585

Movements in the valuation allowance	Movements in the valuation allowance
in	2022	2021	2020
Movements (CHF million)
Balance at beginning of period	6,072	4,465	4,136
Net changes	4,136	1,607	329
Balance at end of period	10,208	6,072	4,465

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2022	2021	2020
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	221	234	264
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of gross unrecognized tax benefits
	2022	2021	2020
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	425	382	595
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	239	23	14
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(434)	(35)	(249)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	46	54	90
Decreases in unrecognized tax benefits as a result of tax positions taken during the current period	(41)	0	0
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	0	(3)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(15)	(6)	(17)
Other (including foreign currency translation)	11	7	(48)
Balance at end of period	227	425	382
of which, if recognized, would affect the effective tax rate	227	425	382
Interest and penalties
in	2022	2021	2020
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(5)	3	(16)
Interest and penalties recognized in the consolidated balance sheets	59	64	61

Bank
Details of current and deferred taxes
Details of current and deferred taxes
in	2022	2021	2020
Current and deferred taxes (CHF million)
Switzerland	296	302	151
Foreign	(95)	472	188
Current income tax expense	201	774	339
Switzerland	73	156	367
Foreign	3,699	8	(9)
Deferred income tax expense	3,772	164	358
Income tax expense	3,973	938	697
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(266)	(62)	25
Cumulative translation adjustment	(7)	4	0
Unrealized gains/(losses) on debt securities	(9)	(4)	(6)
Actuarial gains/(losses)	(84)	0	(19)
Net prior service cost	0	0	1

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2022	2021	2020
Income/(loss) before taxes (CHF million)
Switzerland	543	1,659	2,477
Foreign	(3,874)	(1,750)	734
Income/(loss) before taxes	(3,331)	(91)	3,211
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	(616)	(17)	642
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(127)	92	(64)
Non-deductible amortization of other intangible assets and goodwill impairment	0	(181)	0
Other non-deductible expenses	303	369	253
Additional taxable income	5	15	8
Lower taxed income	(144)	(129)	(221)
(Income)/loss taxable to noncontrolling interests	11	12	18
Changes in tax law and rates	24	(29)	(5)
Changes in deferred tax valuation allowance	4,512	612	281
Change in recognition of outside basis difference	(2)	3	(13)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	82	37	75
Other	(75)	154	(277)
Income tax expense	3,973	938	697
1 The statutory tax rate was 18.5% in 2022 and 2021 and 20% in 2020.

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2022	2021
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	638	832
Loans	209	319
Investment securities	992	1,257
Provisions	641	1,357
Leases	229	228
Derivatives	38	46
Real estate	229	250
Net operating loss carry-forwards	7,720	6,382
Goodwill and intangible assets	67	135
Other	418	151
Gross deferred tax assets before valuation allowance	11,181	10,957
Less valuation allowance	(8,488)	(5,338)
Gross deferred tax assets net of valuation allowance	2,693	5,619
Compensation and benefits	(202)	(355)
Loans	(1,190)	(131)
Investment securities	(744)	(722)
Provisions	(282)	(297)
Leases	(219)	(216)
Derivatives	(286)	(218)
Real estate	(43)	(38)
Other	(138)	(98)
Gross deferred tax liabilities	(3,104)	(2,075)
Net deferred tax assets/(liabilities)	(411)	3,544
of which deferred tax assets	259	3,666
of which net operating losses	138	877
of which deductible temporary differences	121	2,789
of which deferred tax liabilities	(670)	(122)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2022	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	4,008
Due to expire within 2 to 5 years	3,301
Due to expire within 6 to 10 years	4,247
Due to expire within 11 to 20 years	9,118
Amount due to expire	20,674
Amount not due to expire	24,813
Total net operating loss carry-forwards	45,487

Movements in the valuation allowance	Movements in the valuation allowance
in	2022	2021	2020
Movements (CHF million)
Balance at beginning of period	5,338	4,323	4,067
Net changes	3,150	1,015	256
Balance at end of period	8,488	5,338	4,323

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2022	2021	2020
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	213	227	252
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of gross unrecognized tax benefits
in	2022	2021	2020
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	425	382	595
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	239	23	14
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(434)	(35)	(249)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	46	54	90
Decreases in unrecognized tax benefits as a result of tax positions taken during the current period	(41)	0	0
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	0	(3)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(15)	(6)	(17)
Other (including foreign currency translation)	11	7	(48)
Balance at end of period	227	425	382
of which, if recognized, would affect the effective tax rate	227	425	382
Interest and penalties
in	2022	2021	2020
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(5)	3	(16)
Interest and penalties recognized in the consolidated balance sheets	59	64	61